Employee Benefits - Schedule Of Breakdown Of Defined Benefit Obligation By Type Of Defined Benefit Plan (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 17,972	€ 15,128	€ 18,464
Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	13,596	12,543
ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	2,290	2,361	2,997
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	11,306	10,182
AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	11,306	10,182	€ 13,019
Italian Leaving Indemnities | ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	2,290	2,361
Severance Payments | AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	6,723	6,201
Pension Liability | AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 4,583	€ 3,981